Accounts Payable (Details) - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Accounts Payable (Details) - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Total accounts payable	$ 51,127,328	$ 59,558,743
Subsequent settlement	$ 36,149,775	$ 59,558,743
% of collection	70.70%	100.00%
Accounts payable aged less than 6 months [Member]
Accounts Payable (Details) - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Total accounts payable	$ 50,049,201	$ 59,541,103
Subsequent settlement	$ 35,071,648	$ 59,541,103
% of collection	70.10%	100.00%
Accounts payable aged from 7 to 12 months [Member]
Accounts Payable (Details) - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Total accounts payable	$ 1,078,127	$ 17,640
Subsequent settlement	$ 1,078,127	$ 17,640
% of collection	100.00%	100.00%